Related and Interested Parties (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Schedule of balances with related parties
	Six months ended	Six months ended	Year ended
	June 30,	June 30,	December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Trade and other payables	165	106	261

Schedule of expense amounts with respect to related parties

	Period ended June 30,	Period ended June 30,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands
General and administrative expenses
Salaries, wages and related expenses	307	242	588
Legal and professional services	222	135	301
Share-based payments	375	309	777

Sales and Marketing expenses
Salaries, wages and related expenses	52	-	-
Professional services	17	-	-
Share-based payments	185	-	-

Research & Development expenses
Salaries, wages and related	133	138	338
Share-based payments	10	41	66